Feb. 28, 2018
Class I Prospectus | Growth Portfolio
Growth Portfolio

Prospectus Supplement

February 28, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Growth Portfolio (Class I)

Effective April 30, 2018, the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $868 billion.

Please retain this supplement for future reference.